RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of table sets forth the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group

58.com	2024 Notes holder who appointed one of the Board members of the Company
Baidu (Hongkong) Limited (“Baidu”)	Preferred Shareholder of the Company before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018

Schedules of amounts due from and to related parties, and transactions with related parties

	March 31,	March 31,
	2020	2021
	RMB	RMB
Prepaid advertising expenses
58.com	28,070	—
Consideration receivables, net (Note 3)
58.com	—	129,383

	March 31,	March 31,
	2020	2021
	RMB	RMB

Unpaid advertising expenses
58.com	—	69,434

			For the three	For the fiscal
			months ended	year ended
	For the year ended December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Advertising service provided by the related party
58.com	—	47,054	23,520	89,843
Baidu	1,391	—	—	—
	1,391	47,054	23,520	89,843
Inventory leads sold to the related party
58.com	—	—	—	10,869

			For the three	For the fiscal
			months ended	year ended
	For the year ended December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Gain from the divestiture of 2B business (Note 3)
58.com	—	—	—	735,956